Stock-Based Compensation - RSU Activity (Details) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of RSUs Outstanding
Outstanding, beginning balance (in shares)	4,154,508	0
Granted (in shares)	488,702	4,181,607
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(447,428)
Exercised (in shares)		(24,668)
Forfeited (in shares)	(23,954)	(2,431)
Expired (in shares)		0
Outstanding, ending balance (in shares)	4,171,828	4,154,508	0
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in dollars per share)	$ 6.71	$ 0
Granted (in dollars per share)	4.08	6.71
Exercised (in dollars per share)		7.07
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	7.03
Forfeited (in dollars per share)	7.07	7.07
Expired (in dollars per share)		0
Outstanding, ending balance (in dollars per share)	$ 6.36	$ 6.71	$ 0
Remaining Contractual Life (Years)		1 year 9 months 3 days	0 years
Intrinsic Value		$ 18,072	$ 0